Equity - Schedule of Non-controlling Interest Movement (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Beginning balance	$ 94,445	$ 218,082	$ 217,280
Increase participation in Colombia		(151,531)
Comprehensive income	(25,358)	27,894	3,959
Ending balance	69,087	94,445	218,082
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of subsidiaries [line items]
Beginning balance			(3,157)
Revised For IFRS 9 [member]
Disclosure of subsidiaries [line items]
Beginning balance	$ 94,445	218,082	214,123
Ending balance		$ 94,445	$ 218,082